SELECTED STATEMENTS OF INCOME DATA - Schedule of Financial Income/(Expenses) and Other, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 13,751	$ 17,596	$ 16,678
Interest	200	1,543	3,855
Financial income	13,951	19,139	20,533
Interest	(10,061)	(7,770)	(11,683)
Loss in respect of debt extinguishment	(13,969)	0	0
Debt issuance costs amortization	(610)	(3,650)	(2,083)
Exchangeable Senior Notes amortization of discount	(5,708)	(9,648)	(7,153)
Exchange rates differences	(4,131)	(41)	(1,832)
Other	(2,958)	(2,731)	(2,186)
Financial expense	(37,437)	(23,840)	(24,937)
Other (expenses) Income, net	196	(158)	(40)
Financial income and other, net	$ (23,290)	$ (4,859)	$ (4,444)